Retirement benefits - Summary of Movement Of Present Value Other Post-Employment Benefit Plan Obligation (Detail) - Present value of defined benefit obligation [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	₨ (5,748)	$ (76)	₨ (6,310)	₨ (5,890)
Acquired in business combination			(177)
Current service cost	(390)	(5)	(395)	(411)
Benefits paid	623	8	1,475	875
Interest cost of scheme liabilities	(393)	(5)	(436)	(452)
Actuarial (losses)/gains arising from change in assumptions	(96)	(1)	95	(432)
Ending balance	₨ (6,004)	$ (79)	₨ (5,748)	₨ (6,310)